Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
C000135035
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,352,067	$ 3,214,371	$ 2,907,462	$ 2,603,116	$ 2,691,211	$ 2,474,856	$ 2,302,254	$ 2,140,416	$ 2,250,289	$ 2,682,144	$ 2,811,427	$ 2,532,199	$ 2,517,546	$ 2,319,275	$ 2,184,390	$ 1,947,771	$ 1,788,104	$ 1,483,370	$ 1,844,942	$ 1,691,522	$ 1,663,274	$ 1,594,644	$ 1,403,143	$ 1,622,503	$ 1,506,351	$ 1,456,343	$ 1,467,483	$ 1,376,048	$ 1,317,039	$ 1,277,585	$ 1,204,518	$ 1,160,151	$ 1,117,119	$ 1,090,347	$ 1,075,847	$ 1,005,065	$ 1,074,228	$ 1,071,249	$ 1,061,163	$ 1,011,279	$ 1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114	25,322	25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064	14,563	14,675	13,760	13,170	12,776	12,045	11,602	11,171	10,903	10,758	10,051	10,742	10,712	10,612	10,113	10,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,205,683	2,254,515	2,068,636	1,889,206	1,950,953	1,874,572	1,855,900	1,650,853	1,749,108	1,992,393	2,007,199	1,862,482	1,877,123	1,784,199	1,603,703	1,379,494	1,306,429	1,143,076	1,560,087	1,452,484	1,433,057	1,380,004	1,232,868	1,396,611	1,321,251	1,305,898	1,343,976	1,276,024	1,237,470	1,221,052	1,182,410	1,108,403	1,071,122	1,024,181	1,007,676	953,917	1,041,336	1,040,209	1,047,773	998,068	1,000,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,057	$ 22,545	$ 20,686	$ 18,892	$ 19,510	$ 18,746	$ 18,559	$ 16,509	$ 17,491	$ 19,924	$ 20,072	$ 18,625	$ 18,771	$ 17,842	$ 16,037	$ 13,795	$ 13,064	$ 11,431	$ 15,601	$ 14,525	$ 14,331	$ 13,800	$ 12,329	$ 13,966	$ 13,213	$ 13,059	$ 13,440	$ 12,760	$ 12,375	$ 12,211	$ 11,824	$ 11,084	$ 10,711	$ 10,242	$ 10,077	$ 9,539	$ 10,413	$ 10,402	$ 10,478	$ 9,981	$ 10,000